OTHER CURRENT ASSETS - Summary of other current assets (Detail) $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Other Assets [Abstract]
Receivable from sales of buildings under construction	¥ 100,300,000
Due from a rental service company	0		¥ 52,410,000
Deductible input value added tax			35,660,000
Due from a service provider	23,326,000		9,501,000
Deposit for share settlement	19,279,000
Others	438,000		4,232,000
Total	¥ 143,343,000	$ 22,246	¥ 101,803,000